EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 100
Reclamation funds available	20,000
Outstanding fines or sanctions settled	4,000	$ 4,000
Reclamation and remediation provision		22,947	$ 22,965
Current provision for decommissioning, restoration and rehabilitation costs		4,473	4,446
Capital commitments		1,758
Legacy Tailings [Member]
Reclamation and remediation provision	9,502
Current provision for decommissioning, restoration and rehabilitation costs	4,757
Increase (decrease) through business combinations and disposals, reimbursement rights	$ 9,502
Nyrstar N. V. [Member]
Description of arrangement for contingent consideration arrangements and indemnification assets	Under the earn-out, Nyrstar may receive 15% of the free cash flow generated by Coricancha during the five-year period after which the mine is cumulative free cash flow positive from June 30, 2017.
Closure bond	$ 9,737
Reclamation and remediation provision	23,767
Increase (decrease) through business combinations and disposals, reimbursement rights	11,168
Nyrstar N. V. [Member] | Top of range [member]
Reclamation funds available	20,000
Outstanding fines or sanctions settled	$ 4,000	4,000
Expected settlement of obligations (years)	2017 to 2047
Coricancha Mining Complex [Member]
Proportion of ownership interest in subsidiary	100.00%
Contingent consideration arrangements and indemnification assets recognised as of acquisition date	$ 10,000
Reclamation and remediation provision		19,447	19,221
Current provision for decommissioning, restoration and rehabilitation costs		4,473	4,446
Total estimated cash flows, before inflation	$ 34,659	$ 33,941	$ 34,061
Expected settlement of obligations (years)		2019 – 2047	2018 – 2047
Weighted average risk-free rate (discount rate)	5.36%	5.40%	4.80%
Increase (decrease) through change in discount rate, reclamation and remediation provision	$ 1,666	$ 1,159
Coricancha Mining Complex [Member] | Financial guarantee contracts [member]
Capital commitments	$ 1,234